                                     [PHOTO]

Oppenheimer                                       SEMIANNUAL REPORT JUNE 30,2001

BOND FUND

REPORT HIGHLIGHTS

       CONTENTS
1      Shareholder Letter
2      An Interview with Your Fund's Managers
8      Financial Statements
41     Officers and Trustees

FUND OBJECTIVE

Oppenheimer Bond Fund seeks a high level of current income by investing mainly in debt instruments.

                           CUMULATIVE TOTAL RETURNS*

                          For the Six-Month Period
                          Ended 6/30/01

                          Without              With
                          Sales Chg.           Sales Chg.
----------------------------------------------------------
Class A                      5.02%                 0.03%
----------------------------------------------------------
Class B                      4.63                 -0.37
----------------------------------------------------------
Class C                      4.63                  3.63
----------------------------------------------------------
Class Y                      5.11                    --
----------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS*

                          For the 1-Year Period
                          Ended 6/30/01

                          Without              With
                          Sales Chg.           Sales Chg.
----------------------------------------------------------
Class A                      9.19%                4.01%
----------------------------------------------------------
Class B                      8.38                 3.38
----------------------------------------------------------
Class C                      8.49                 7.49
----------------------------------------------------------
Class Y                     10.72                   --
----------------------------------------------------------

SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

*SEE NOTES ON PAGE 6 FOR FURTHER DETAILS.

John V. Murphy
Chairman,
President and
Chief Executive Officer
OppenheimerFunds, Inc.

Dear Shareholder,

It is a pleasure to greet you in my new role as Chairman, President and Chief Executive Officer of OppenheimerFunds. I'm honored to take on this new leadership role, after having served OppenheimerFunds in the capacity of President and Chief Operating Officer since August of 2000.

        I'd also like to acknowledge the contributions of Bridget A. Macaskill, whose vision and efforts have helped build OppenheimerFunds' reputation as a premier investment firm. During her tenure as Chief Executive Officer, Bridget made tremendous contributions to both the firm and to our fund shareholders. Her extraordinary commitment has positioned OppenheimerFunds for a very bright future, and I thank her for that.

        Our ongoing mission is to provide outstanding investment solutions for our customers. We will continue to strive to deliver products and services that help keep you at the forefront of the markets. In partnership with financial advisors, this approach has enabled OppenheimerFunds to help investors pursue their financial goals for more than 40 years.

        While the past year has proven to be challenging in the financial markets, we assure you that our commitment to investment excellence has never been stronger. With this commitment and a clear vision, we are confident that we will meet the challenges that lie ahead. Thank you for your ongoing confidence in OppenheimerFunds, The Right Way to Invest.

Sincerely,

/s/ JOHN V. MURPHY

John V. Murphy
July 23, 2001


                             1 OPPENHEIMER BOND FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS

[PHOTO]

PORTFOLIO MANAGEMENT
TEAM (L TO R)
David Negri
John Kowalik

        Q HOW DID OPPENHEIMER BOND FUND PERFORM DURING THE SIX MONTHS THAT ENDED JUNE 30, 2001?

        A. We were very pleased with the Fund's performance for the period, as it reflected a generally favorable environment for fixed income securities. In contrast to last year's monetary tightening by the U.S. Federal Reserve, lower interest rates during the period benefited our results. The Fund was well positioned for these changes, emphasizing a mix of "spread" products, such as mortgage-related securities, investment-grade corporate bonds and better quality high yield bonds. This broad diversification, combined with a move toward shorter maturities, enabled the Fund to maintain a high current yield, limit interest rate risk and, ultimately, profit from price appreciation when interest rates fell.

HOW DID YOU POSITION THE FUND FOR LOWER INTEREST RATES?

Traditionally, we have employed spread products to generate yield--the Fund's primary objective--while using U.S. Treasury bonds to provide a margin of safety against credit risk. However, as supplies of Treasuries dwindled, a byproduct of the federal government's efforts in 2000 to retire its longer-term debt, we were forced to explore other ways to manage the ongoing trade-off between interest rate sensitivity and credit quality. Furthermore, as demand for the increasingly limited supply of Treasuries rose, bond prices were pushed higher while yields declined considerably.


                             2 OPPENHEIMER BOND FUND

AVERAGE ANNUAL
TOTAL RETURNS WITH
SALES CHARGE
For the Periods Ended 6/30/01(1)
Class A
1-Year                     5-Year                10-Year
----------------------------------------------------------------
4.01%                      5.06%                 6.58%


Class B                                          Since
1-Year                     5-Year                Inception
----------------------------------------------------------------
3.38%                      4.99%                 5.01%


Class C                                          Since
1-Year                     5-Year                Inception
----------------------------------------------------------------
7.49%                      5.32%                 4.85%


Class Y                                          Since
1-Year                     5-Year                Inception
----------------------------------------------------------------
10.72%                     N/A                   4.77%

STANDARDIZED YIELDS(2)
For the 30 Days Ended 6/30/01
------------------------------------------------------------
Class A                                              6.59%
------------------------------------------------------------
Class B                                              6.16
------------------------------------------------------------
Class C                                              6.15
------------------------------------------------------------
Class Y                                              7.22
------------------------------------------------------------

        This situation was further complicated last year when the Treasury buyback, combined with rising short-term interest rates, caused the normal relationship between yields and maturities to invert. In other words, short-term interest rates, which are usually lower than long-term rates, were either higher or at the same level. As a result, and in anticipation of the eventual reversal of this unusual yield/maturity relationship, we implemented two structural changes to the Fund toward the latter part of 2000. First, we invested in intermediate-term Treasury futures, which allowed us to increase our exposure to the Treasury market without decreasing yield. Second, we lowered our maturities in corporate bonds from long term (typically 10-30 years) to intermediate term (typically 5-10 years).

        What were the effects of shorter maturities?

The move to shorter maturities allowed us to lessen the Fund's duration--or sensitivity to changing interest rates--which helped offset the elevated interest-rate risk incurred by the increased exposure to Treasuries. In addition, by focusing on intermediate-term securities, we were able to capture yields that approached those of generally higher yielding long-term bonds with less risk. We also benefited from price appreciation, as lower short-term interest rates during the period helped to normalize yield/maturity relationships--causing yields for newly issued intermediate-term bonds to decline more than those of longer maturity issues and boosting prices of previously issued higher yielding bonds.

        1. See notes on page 6 for further details.

        2. Standardized yield is based on net investment income for the 30-day period ended June 30, 2001. Falling share prices will tend to artificially raise yields.


                             3 OPPENHEIMER BOND FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS

"Broad diversification and a shift toward shorter maturities resulted in a high current yield, limited interest rate risk and price appreciation."

        While we were fortunate to garner this price appreciation, it's important to point out that we consider yield or interest payments to be the major component of the Fund's total return. In managing for high current yield, broad diversification across all major sectors of the bond market allows us to manage levels while seeking additional yield and good relative price performance in both up and down markets.

IN WHAT WAYS DID THE FUND BENEFIT FROM THIS STRATEGY?

Positive performance across all three major spread product sectors benefited the Fund during the period. Investment-grade corporate bonds advanced on lower interest rates, which made it easier for corporations to reduce their debt service and maintain profitability in a slowing economy. However, as spreads, or the differences in yields versus Treasuries, reached what we believe to be attractive levels--a sign that the potential for further gains might be ending--we took opportunities to reduce our exposure.

        Accordingly, we shifted those assets to mortgage-related securities, which offered higher yields than investment-grade corporate bonds with a similar level of interest-rate risk. High yield bonds also performed well, rebounding from a weak 2000 brought on by pressures in the lower rated telecommunications sector. Although these pressures continued, our limited exposure to the sector and focus on higher quality bonds contributed to the Fund's overall returns.


                             4 OPPENHEIMER BOND FUND

WHAT IS YOUR OUTLOOK FOR THE FUTURE?

Going forward, the prognosis seems a little less certain. Bond investors appear to be on the defensive, anticipating the "end game" with respect to further interest rate cuts and concerned that the lower interest rate environment may lead to a resurgence of inflation. In any case, we believe we have positioned the Fund to meet its objective regardless of market events. By focusing on yield, maintaining broad diversification, and effectively managing risk, Oppenheimer Bond Fund continues to be an important part of The Right Way to Invest.

Credit Allocation(3)
[PIE CHART]
Treasury/Agency         44.6%
AAA/A                   20.4
BBB/B                   29.7
CCC/C                    0.1
Other Securities         5.2

CORPORATE BONDS & NOTES--TOP TEN INDUSTRIES(4)
-----------------------------------------------------
Financial                                     18.7%
-----------------------------------------------------
Utility                                        6.9
-----------------------------------------------------
Media/Entertainment:
Telecommunications                             6.4
-----------------------------------------------------
Service                                        2.5
-----------------------------------------------------
Housing                                        2.2
-----------------------------------------------------
Media/Entertainment:
Cable/Wireless Video                           1.4
-----------------------------------------------------
Media/Entertainment:
Broadcasting                                   1.4
-----------------------------------------------------
Manufacturing                                  1.4
-----------------------------------------------------
Media/Entertainment:
Wireless Communications                        1.3
-----------------------------------------------------
Gaming/Leisure                                 1.0

TOP FIVE HOLDINGS BY
ISSUER(3)
-----------------------------------------------------
Federal National
Mortgage Assn                                 33.7%
-----------------------------------------------------
Federal Home Loan
Mortgage Corp.                                 6.3
-----------------------------------------------------
Repurchase Agreement                           5.2
-----------------------------------------------------
U.S. Treasury                                  4.3
-----------------------------------------------------
WorldCom, Inc.                                 1.9

        3. Portfolio is subject to change. Percentages are as of June 30, 2001, and are based on total market value of investments.

        4. Portfolio is subject to change. Percentages are as of June 30, 2001, and are based on net assets.


                             5 OPPENHEIMER BOND FUND

NOTES

IN REVIEWING PERFORMANCE, PLEASE REMEMBER THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATIONS AND CURRENT PERFORMANCE MAY BE LESS THAN THE RESULTS SHOWN. FOR UPDATES ON THE FUND'S PERFORMANCE, PLEASE VISIT OUR WEBSITE, WWW.OPPENHEIMERFUNDS.COM.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not show the effects of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048 or visit the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM. Read the prospectus carefully before you invest or send money.

CLASS A shares were first publicly offered on 4/15/88. The Fund's maximum sales charge for Class A shares was lower prior to 3/29/91, so actual performance may have been higher. Class A returns include the current maximum initial sales charge of 4.75%.

CLASS B shares of the Fund were first publicly offered on 5/3/93. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "life of class" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 7/11/95. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. For that reason, no performance information on Class N shares is included in this report. Class N shares are offered only through retirement plans. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 4/27/98. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the different calculations of performance is in the Fund's Statement of Additional Information.


                             6 OPPENHEIMER BOND FUND

                                                                      FINANCIALS


                             7 OPPENHEIMER BOND FUND

STATEMENT OF INVESTMENTS June 30, 2001 / Unaudited

                                                                             PRINCIPAL           MARKET VALUE
                                                                               AMOUNT             SEE NOTE 1
===============================================================================================================
ASSET-BACKED SECURITIES--6.5%
LBFTC I, Home Equity Collateralized Mtg. Obligations,
Series 2000-1A, Cl. D, 10%, 2/25/30(1)                                    $    3,319,162       $    3,274,562
---------------------------------------------------------------------------------------------------------------
Lease Investment Flight Trust, Collateralized Plane Obligations,
Series 1A, Cl. D2, 8%, 7/15/31(2)                                              3,150,000            2,297,531
---------------------------------------------------------------------------------------------------------------
Liberte American Loan Master Trust, Collateralized Loan Obligations,
Series 1999-1A, Cl. D2, 9.07%, 11/25/06(2,3)                                   6,000,000            4,920,000
---------------------------------------------------------------------------------------------------------------
Litigation Settlement Monetized Fee Trust, Asset-Backed Certificates,
Series 2001-1A, Cl. A1, 8.33%, 4/25/31(2)                                      3,085,355            3,152,847
---------------------------------------------------------------------------------------------------------------
MSF Funding LLC, Collateralized Mtg. Obligations,
Series 2000-1, Cl. C, 11.155%, 7/25/07(2,3)                                    1,092,419            1,088,665
---------------------------------------------------------------------------------------------------------------
NC Finance Trust, Collateralized Mtg. Obligations,
Series 1999-I, Cl. ECFD, 8.75%, 12/25/28                                       3,321,201            3,020,217
---------------------------------------------------------------------------------------------------------------
Option One Mortgage Securities Corp.,
Home Equity Mtg. Pass-Through Certificates:
Series 1999-1, Cl. CTFS, 10.06%, 3/26/29(2)                                    1,799,794            1,692,932
Series 1999-3, Cl. CTFS, 10.80%, 12/26/29                                      1,446,656            1,392,859
---------------------------------------------------------------------------------------------------------------
Seneca Funding I Ltd., Commercial Bond Obligations, Cl. A, 6.75%,
5/31/29(2,3)                                                                   4,060,000            3,116,050
                                                                                               ----------------
Total Asset-Backed Securities (Cost $24,295,885)                                                   23,955,663
===============================================================================================================
CORPORATE LOANS--0.4%
Ferrell Cos., Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.95%, 6/17/06(2,3) (Cost $1,571,181)                               1,587,051            1,523,569
===============================================================================================================
MORTGAGE-BACKED OBLIGATIONS--81.0%
---------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--61.7%
---------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--61.2%
Federal Home Loan Mortgage Corp.:
9%, 3/1/17                                                                       151,295              161,633
12.50%, 4/1/14                                                                     8,886               10,174
13.50%, 11/1/10                                                                   19,972               23,099
---------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations,
Gtd. Multiclass Mtg. Participation Certificates:
Series 151, Cl. F, 9%, 5/15/21                                                   369,918              390,031
Series 1711, Cl. EA, 7%, 3/15/24                                                 200,000              201,250
---------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Multiclass
Mtg. Participation Certificates:
Series 1843, Cl. VB, 7%, 4/15/03                                                  77,805               79,264
Series 1849, Cl. VA, 6%, 12/15/10                                                 77,793               78,449
---------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Series 2054, Cl. TE, 6.25%, 4/15/24           850,000              846,013
---------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 192, Cl. IO, 16.552%, 2/1/28(4)                                        33,357,130            8,579,037
Series 194, Cl. IO, 10.322%, 4/1/28(4)                                        20,911,017            5,583,895
Series 197, Cl. IO, 8.247%, 4/1/28(4)                                          6,748,512            1,816,826
Series 202, Cl. IO, 9.619%, 4/1/29(4)                                         22,946,142            6,259,995
Series 203, Cl. IO, 12.164%, 6/15/29(4)                                       11,114,357            3,080,761


                             8 OPPENHEIMER BOND FUND

                                                                          PRINCIPAL              MARKET VALUE
                                                                           AMOUNT                 SEE NOTE 1
===============================================================================================================
FHLMC/FNMA/SPONSORED Continued
Series 204, Cl. IO, 12.01%, 5/15/29(4)                                 $    10,663,612        $     2,915,832
Series 205, Cl. IO, 11.745%, 9/15/29(4)                                     10,246,402              2,548,793
Series 207, Cl. IO, 19.114%, 4/15/30(4)                                     11,865,026              2,736,372
---------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
6%, 7/16/31(5)                                                              13,000,000             12,475,970
6.50%, 7/1/28(5)                                                           137,550,000            135,357,453
7%, 1/1/09-11/1/25                                                             404,214                411,085
7%, 7/25/27(5)                                                              38,000,000             38,166,440
7.50%, 2/1/08-3/1/08                                                           145,652                150,493
---------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates,
Trust 1992-34, Cl. G, 8%, 3/25/22(6)                                           462,631                483,302
---------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Mtg. Pass-Through Certificates,
8%, 8/1/17                                                                      93,079                 96,705
---------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed
Security, Trust 311, Cl. 2, 10.886%, 6/1/30(4)                               6,699,220              1,850,660
                                                                                              -----------------
                                                                                                  224,303,532
---------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.5%
Government National Mortgage Assn.:
6.75%, 7/20/25                                                                 240,691                246,145
7%, 7/15/09                                                                    141,425                145,257
7.75%, 7/20/27                                                                  49,971                 51,088
8%, 6/15/05-10/15/06                                                           512,220                534,853
9%, 2/15/09                                                                    161,779                173,529
10%, 11/15/09                                                                   50,770                 54,573
10.50%, 12/15/17-5/15/21                                                       153,182                172,044
11%, 10/20/19                                                                  290,433                328,143
12%, 5/15/14                                                                       847                    978
13%, 12/15/14                                                                   11,525                 13,549
                                                                                              -----------------
                                                                                                    1,720,159
---------------------------------------------------------------------------------------------------------------
PRIVATE--19.3%
---------------------------------------------------------------------------------------------------------------
COMMERCIAL--18.1%
AMRESCO Commercial Mortgage Funding I Corp., Multiclass Mtg
Pass-Through Certificates, Series 1997-C1, Cl. G, 7%, 6/17/29(1)               150,000                126,270
---------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., Commercial Mtg. Pass-Through
Certificates:
Series 1996-D2, Cl. A3, 7.546%, 2/14/29                                      6,067,127              5,943,888
Series 1997-D4, Cl. B1, 7.525%, 4/14/29(3)                                     115,000                 91,129
Series 1997-D4, Cl. B2, 7.525%, 4/14/29(3)                                     115,000                 88,164
Series 1997-D4, Cl. B3, 7.525%, 4/14/29(3)                                     115,000                 81,973
Series 1997-D5, Cl. B1, 6.93%, 2/14/41                                       2,000,000              1,220,781
---------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., Interest-Only Stripped Mtg.-Backed
Security,
Series 1997-D5, Cl. PS1, 8.078%, 2/14/41(4)                                  5,952,290                457,582
---------------------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only
Corporate-Backed
Pass-Through Certificates, Series 1997-CTL1, 9.365%, 6/22/24(2,4)           12,382,510                424,681
---------------------------------------------------------------------------------------------------------------
CBA Mortgage Corp., Commercial Mtg. Pass-Through Certificates,
Series 1993-C1, Cl. E, 6.72%, 12/25/03(1,3)                                    250,000                247,383


                             9 OPPENHEIMER BOND FUND

STATEMENT OF INVESTMENTS June 30, 2001 / Unaudited Continued

                                                                       PRINCIPAL            MARKET VALUE
                                                                         AMOUNT              SEE NOTE 1
=========================================================================================================
COMMERCIAL Continued
Commercial Mortgage Acceptance Corp., Commercial Mtg. Obligations:
Series 1996-C1, Cl. D, 7.388%, 12/25/20(2,3)                         $      875,000       $     870,625
Series 2000-FL2A, Cl. J-NS, 6.423%, 7/15/02(3)                            1,400,000           1,398,687
---------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., Interest-Only Stripped
Mtg.-Backed Security, Series 1996-C1, Cl. X-2, 26.951%,
12/25/20(2,4)                                                            12,654,787               3,955
---------------------------------------------------------------------------------------------------------
Commercial Mortgage Asset Trust, Commercial Mtg. Pass-Through
Certificates, Series 1999-C1, Cl. C, 7.35%, 8/17/13                         362,600             365,036
---------------------------------------------------------------------------------------------------------
CRIIMI MAE Commercial Mortgage Trust I, Collateralized Mtg.
Obligations:
Series 1998-C1, Cl. A1, 7%, 11/2/06(1)                                    1,812,000           1,782,838
Series 1998-C1, Cl. A2, 7%, 3/2/11(1)                                     5,250,000           5,059,277
---------------------------------------------------------------------------------------------------------
CS First Boston Mortgage Securities Corp., Mtg. Pass-Through
Certificates,
Series 1998-C1, Cl. F, 6%, 5/17/40(2)                                     2,500,000           1,608,789
---------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., Commercial Mtg. Pass-Through
Certificates,
Series 1999-STF1, Cl. B6, 7.653%, 10/5/01(1,3)                            1,687,000           1,592,633
---------------------------------------------------------------------------------------------------------
FDIC Trust, Gtd. Real Estate Mtg. Investment Conduit Pass-Through
Certificates: Series 1994-C1, Cl. 2D, 8.70%, 9/25/25                      1,000,000             990,000
Series 1994-C1, Cl. 2E, 8.70%, 9/25/25                                    1,000,000             983,437
---------------------------------------------------------------------------------------------------------
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through
Certificates:
Series 1997-CHL1, Cl. C, 8.11%, 7/25/06(2,3)                              1,478,000           1,433,660
Series 1997-CHL1, Cl. D, 8.11%, 5/25/08(1,3)                                750,000             632,109
Series 1997-CHL1, Cl. E, 8.11%, 2/25/11(1,3)                                750,000             552,188
---------------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Trust,
Commercial Mtg Pass-Through Certificates, Series 2001-C2, Cl. E,
7.003%, 1/12/43                                                           3,200,000           3,192,000
---------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust,
Interest-Only Stripped Mtg.-Backed Security, Series 1998-C2,
11.091%, 5/18/28(4)                                                      10,084,344             324,393
---------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., Collateralized Mtg. Obligations,
Series 1998-C1, Cl. E, 7.168%, 3/15/11(3)                                 1,500,000           1,465,781
---------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Interest-Only
Stripped Mtg Pass-Through Certificates, Series 1997-C1, Cl. X,
10.718%, 7/15/27(4)                                                       7,963,129             559,908
---------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Mtg. Pass-Through
Certificates,
Series 1997-C2, Cl. F, 6.75%, 4/16/29                                     1,000,000             607,344
---------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations:
Series 2001-Rock, Cl. C, 6.878%, 5/3/11(1)                                3,200,000           3,150,500
Series 2001-Rock, Cl. E, 6.878%, 5/3/11(1)                                2,200,000           2,151,016
---------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities, Commercial Mtg
Pass-Through Obligations, Series 2001-FL1A,
Series G, 5.175%, 7/13/13(2,3)                                            3,038,000           2,979,139
---------------------------------------------------------------------------------------------------------
LB-UBS Securities Commercial Mortgage Trust, Commercial Mtg
Pass-Through Certificates, Series 2000-C3, Cl. C, 7.95%, 2/15/10          3,137,400           3,363,881
---------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through
Certificates:
Series 1996-C1, Cl. E, 7.441%, 3/15/06(2,3)                                 385,000             350,827
Series 1997-HF1, Cl. F, 6.86%, 2/15/10(1)                                   225,000             193,941
Series 1997-RR, Cl. E, 7.77%, 4/30/39(1,3)                                  400,021             287,726
Series 1997-RR, Cl. F, 7.771%, 4/30/39(1)                                   400,021             240,871
---------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., Commercial Mtg. Pass-Through
Certificates,
Series 1997-MC1, Cl. F, 7.452%, 5/20/07(1)                                  254,890             220,440
---------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., Multifamily Mtg. Pass-Through
Certificates,
Series 1996-MC1, Cl. G, 7.15%, 6/15/06(1)                                   875,000             771,453


                            10 OPPENHEIMER BOND FUND

                                                                    PRINCIPAL             MARKET VALUE
                                                                      AMOUNT               SEE NOTE 1
=========================================================================================================
COMMERCIAL Continued
NationsBank Trust, Lease Pass-Through Certificates, Series
1997A-1, 7.442%, 1/10/11(3)                                       $      446,562       $        461,774
---------------------------------------------------------------------------------------------------------
NC Finance Trust, Collateralized Mtg. Obligations,
Series 2001-1, Cl. ECFD, 7.25%, 10/22/02                               3,500,000              3,482,500
---------------------------------------------------------------------------------------------------------
Resolution Trust Corp., Commercial Mtg. Pass-Through
Certificates,
Series 1995-C1, Cl. D, 6.90%, 2/25/27                                  2,500,000              2,489,259
---------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc.,
Commercial Mtg. Pass-Through Certificates:
Series 1999-NC2, Cl. M3, 7.055%, 4/25/29(3)                            1,654,000              1,674,675
Series 2001-CDCA, Cl. GSA, 5.98%, 2/15/13(1,3)                         3,261,200              3,257,124
---------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Collateralized Mtg.
Obligations,
Mtg. Pass-Through Certificates, Series 1998-8, Cl. B, 5.389%,
8/25/28(3)                                                             3,615,000              3,556,256
---------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates,
Series 2000-C2, Cl. K, 5.834%, 3/20/03(2,3)                            1,192,995              1,192,623
---------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Multiclass Pass-Through
Certificates,
Series 1996-CFL, Cl. G, 7.75%, 2/25/28                                 4,500,000              4,545,000
                                                                                       ------------------
                                                                                             66,473,516
---------------------------------------------------------------------------------------------------------
OTHER--0.0%
Salomon Brothers Mortgage Securities VI, Inc., Interest-Only
Stripped Mtg.-Backed Security, Series 1987-3, Cl. B, (24.092)%,
10/23/17(2,4)                                                             40,947                 10,378
---------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VI, Inc., Principal-Only
Stripped Mtg.-Backed Security, Series 1987-3, Cl. A, (1.494)%,
10/23/17(2,7)                                                             60,595                 49,499
                                                                                       ------------------
                                                                                                 59,877
---------------------------------------------------------------------------------------------------------
RESIDENTIAL--1.2%
Residential Funding Mortgage Securities I, Inc., Mtg.
Pass-Through Certificates,
Series 1993-S10, Cl. A9, 8.50%, 2/25/23                                   43,524                 43,660
---------------------------------------------------------------------------------------------------------
Ryland Mortgage Securities Corp. III, Sub. Bonds,
Series 1992-A, Cl. 1A, 8.256%, 3/29/30(3)                                122,462                122,922
---------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Commercial Mtg
Pass-Through Certificates, Series 1996-B, Cl. 1, 7.136%,
4/25/26(1)                                                             1,804,425              1,263,098
---------------------------------------------------------------------------------------------------------
Washington Mutual Finance Corp., Collateralized Mtg.
Obligations,
Series 2000-1, Cl. B1, 10.618%, 1/25/40                                2,800,000              2,777,250
                                                                                       ------------------
                                                                                              4,206,930
                                                                                       ------------------
Total Mortgage-Backed Obligations (Cost $297,638,561)                                       296,764,014
---------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--6.6%
U.S. Treasury Bonds, 6.25%, 5/15/30                                   12,710,000             13,482,539
---------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
4.625%, 5/15/06                                                        2,700,000              2,663,720
5%, 2/15/11                                                            1,090,000              1,057,982
5.75%, 11/15/05                                                        4,315,000              4,444,990
6.625%, 5/15/07                                                        2,350,000              2,525,425
                                                                                       ------------------
Total U.S. Government Obligations (Cost $24,134,012)                                         24,174,656


                            11 OPPENHEIMER BOND FUND

STATEMENT OF INVESTMENTS UNAUDITED/CONTINUED

                                                                              PRINCIPAL           MARKET VALUE
                                                                                AMOUNT             SEE NOTE 1
===============================================================================================================
LOAN PARTICIPATIONS--0.1%
Shoshone Partners Loan Trust Sr. Nts., 6.064%, 4/28/02 (representing a basket of reference loans and a total return swap between Chase
Manhattan Bank and the Trust)(2,3)
(Cost $750,000)                                                              $     750,000       $    478,502
---------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--49.3%
---------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE--0.1%
Alliant Techsystems, Inc., 8.50% Sr. Sub Nts., 5/15/11(1)                          200,000            203,000
---------------------------------------------------------------------------------------------------------------
SC International Services, Inc., 9.25% Sr. Sub. Nts., Series B, 9/1/07             100,000            107,625
                                                                                                 --------------
                                                                                                      310,625
---------------------------------------------------------------------------------------------------------------
CHEMICALS--0.4%
Avecia Group plc, 11% Sr. Unsec. Nts., 7/1/09                                      200,000            200,000
---------------------------------------------------------------------------------------------------------------
ISP Chemco, Inc., 10.25% Sr. Sub. Nts., 7/1/11(1)                                  400,000            402,000
---------------------------------------------------------------------------------------------------------------
MacDermid, Inc., 9.125% Sr. Sub. Nts., 7/15/11(1)                                  300,000            303,000
---------------------------------------------------------------------------------------------------------------
Morton International, Inc., 9.25% Credit Sensitive Nts., 6/1/20                     85,000            100,505
---------------------------------------------------------------------------------------------------------------
NL Industries, Inc., 11.75% Sr. Sec. Nts., 10/15/03                                383,000            381,085
---------------------------------------------------------------------------------------------------------------
Pioneer Americas Acquisition Corp., 9.25% Sr. Nts., 6/15/07(8,9)                   100,000             32,000
---------------------------------------------------------------------------------------------------------------
Polymer Group, Inc., 9% Sr. Unsec. Sub. Nts., Series B, 7/1/07                     150,000             56,250
---------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc., 12.375% Sr. Sec. Nts., Series B, 7/15/06(9)              200,000            157,000
                                                                                                 --------------
                                                                                                    1,631,840
---------------------------------------------------------------------------------------------------------------
CONSUMER NON-DURABLES--0.2%
Boyds Collection Ltd. (The), 9% Sr. Unsec. Sub. Nts., Series B, 5/15/08            390,000            393,900
---------------------------------------------------------------------------------------------------------------
Playtex Products, Inc., 9.375% Sr. Sub. Nts., 6/1/11(1)                            250,000            255,625
---------------------------------------------------------------------------------------------------------------
Styling Technology Corp., 10.875% Sr. Unsec. Sub. Nts., 7/1/08(2,8,9)              145,000                 14
                                                                                                 --------------
                                                                                                      649,539
---------------------------------------------------------------------------------------------------------------
ENERGY--1.0%
El Paso Energy Partners LP, 8.50% Sr. Unsec. Sub. Nts., 6/1/11(1)                  650,000            653,250
---------------------------------------------------------------------------------------------------------------
McDermott, Inc., 9.375% Nts., 3/15/02                                              100,000             81,500
---------------------------------------------------------------------------------------------------------------
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08                                  200,000            181,500
---------------------------------------------------------------------------------------------------------------
P&L Coal Holdings Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                   242,000            256,520
---------------------------------------------------------------------------------------------------------------
SESI LLC, 8.875% Sr. Unsec. Nts., 5/15/11(1)                                       250,000            251,875
---------------------------------------------------------------------------------------------------------------
Stone Energy Corp., 8.75% Sr. Sub. Nts., 9/15/07                                   300,000            307,500
---------------------------------------------------------------------------------------------------------------
TXU Australia Holdings Corp., 6.75% Sr. Unsec. Nts., 12/1/06(1)                  2,000,000          1,883,008
                                                                                                 --------------
                                                                                                    3,615,153
---------------------------------------------------------------------------------------------------------------
FINANCIAL--18.7%
BCI U.S. Funding Trust I, 8.01% Bonds, 12/29/49(1)                               7,200,000          7,236,418
---------------------------------------------------------------------------------------------------------------
BT Institutional Cap Trust A, 8.09% Bonds, 12/1/26(1)                            5,200,000          5,286,882
---------------------------------------------------------------------------------------------------------------
Colonial Bank, 9.375% Sub. Nts., 6/1/11                                          2,600,000          2,642,401
---------------------------------------------------------------------------------------------------------------
Conseco, Inc., 10.75% Sr. Unsec. Nts., 6/15/08                                     550,000            541,750
---------------------------------------------------------------------------------------------------------------
Den Norske Bank Holding ASA, 7.729% Nts., 6/29/49(1)                             1,750,000          1,721,410


                            12 OPPENHEIMER BOND FUND

                                                                             PRINCIPAL           MARKET VALUE
                                                                              AMOUNT              SEE NOTE 1
================================================================================================================
FINANCIAL Continued
Dime Capital Trust I, 9.33% Capital Securities, Series A, 5/6/27           $   6,300,000        $    6,714,477
----------------------------------------------------------------------------------------------------------------
Dresdner Funding Trust II, 8.151% Bonds, 6/30/31(1)                            1,500,000             1,538,584
----------------------------------------------------------------------------------------------------------------
ForeningsSparbanken AB (Swedbank), 9% Non-Cum
Capital Bonds, 12/29/49(1,3)                                                   4,550,000             4,905,810
----------------------------------------------------------------------------------------------------------------
KBC Bank Fund Trust III, 9.86% Bonds, 11/29/49(1,3)                            5,691,000             6,387,869
----------------------------------------------------------------------------------------------------------------
Lion Connecticut Holdings, Inc., 8% Debs., 1/15/17                               553,000               555,329
----------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co., 6.75% Unsec. Unsub. Bonds, 4/15/11           3,500,000             3,481,873
----------------------------------------------------------------------------------------------------------------
Nationwide CSN Trust, 9.875% Sec. Nts., 2/15/25(1)                             6,000,000             6,487,458
----------------------------------------------------------------------------------------------------------------
Ocwen Capital Trust I, 10.875% Capital Nts., 8/1/27(2)                           300,000               241,500
----------------------------------------------------------------------------------------------------------------
Oversea-Chinese Banking Corp. Ltd., 7.75% Unsec. Sub. Nts., 9/6/11             6,100,000             6,087,434
----------------------------------------------------------------------------------------------------------------
Popular North America, Inc. 6.80% Medium-Term Nts., Series C, 12/21/05         3,100,000             3,087,337
----------------------------------------------------------------------------------------------------------------
Sanwa Bank Ltd. (The), 7.40% Sub. Nts., 6/15/11                                7,700,000             7,438,677
----------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 7.375% Unsec. Unsub. Nts., 1/20/06(2)                 4,000,000             4,038,896
                                                                                                ----------------
                                                                                                    68,394,105
----------------------------------------------------------------------------------------------------------------
FOOD/TOBACCO--0.8%
Canandaigua Brands, Inc., 8.625% Sr. Unsec. Nts., 8/1/06                         300,000               305,250
----------------------------------------------------------------------------------------------------------------
Kroger Co. (The), 7.50% Sr. Unsec. Nts., 4/1/31                                2,150,000             2,125,909
----------------------------------------------------------------------------------------------------------------
SmithField Foods, Inc., 7.625% Sr. Unsec. Sub. Nts., 2/15/08                     250,000               245,000
----------------------------------------------------------------------------------------------------------------
Winn-Dixie Stores, Inc., 8.875% Sr. Nts., 4/1/08                                 200,000               203,500
                                                                                                ----------------
                                                                                                     2,879,659
----------------------------------------------------------------------------------------------------------------
FOREST PRODUCTS/CONTAINERS--0.9%
Riverwood International Corp., 10.625% Sr. Unsec. Nts., 8/1/07                   200,000               205,000
----------------------------------------------------------------------------------------------------------------
Scotia Pacific Co. LLC, 7.71% Sec. Nts., Series B, Cl. A-3, 1/20/14            3,550,000             2,785,472
----------------------------------------------------------------------------------------------------------------
Stone Container Corp., 9.75% Sr. Nts., 2/1/11(1)                                 200,000               205,000
                                                                                                ----------------
                                                                                                     3,195,472
----------------------------------------------------------------------------------------------------------------
GAMING/LEISURE--1.0%
Capstar Hotel Co., 8.75% Sr. Sub. Nts., 8/15/07                                  150,000               150,000
----------------------------------------------------------------------------------------------------------------
Felcor Lodging LP, 8.50% Sr. Nts., 6/1/11(1)                                     400,000               384,000
----------------------------------------------------------------------------------------------------------------
HMH Properties, Inc., 8.45% Sr. Nts., Series C, 12/1/08                          900,000               879,750
----------------------------------------------------------------------------------------------------------------
Horseshoe Gaming LLC, 9.375% Sr. Sub. Nts., 6/15/07                              100,000               106,000
----------------------------------------------------------------------------------------------------------------
Intrawest Corp., 9.75% Sr. Nts., 8/15/08                                         250,000               251,250
----------------------------------------------------------------------------------------------------------------
Meristar Hospitality Corp.:
8.75% Sr. Unsec. Sub. Nts., 8/15/07                                              700,000               700,000
9.125% Sr. Nts., 1/15/11(1)                                                      200,000               202,500
----------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375% Sr. Unsec. Sub. Nts., 2/1/11                            400,000               404,500
----------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
8.125% Sr. Nts., 1/1/06                                                          200,000               203,500
8.75% Sr. Unsec. Sub. Nts., 1/1/09                                               100,000               103,250
----------------------------------------------------------------------------------------------------------------
Premier Parks, Inc., 9.75% Sr. Nts., 6/15/07                                     200,000               202,000
----------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 9.75% Sr. Sub. Nts., 4/15/07                              150,000               154,500
                                                                                                ----------------
                                                                                                     3,741,250


                            13 OPPENHEIMER BOND FUND

STATEMENT OF INVESTMENTS UNAUDITED/CONTINUED

                                                                              PRINCIPAL           MARKET VALUE
                                                                                AMOUNT             SEE NOTE 1
================================================================================================================
HEALTHCARE--0.5%
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                $     150,000         $    146,625
----------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust IV,
7.875% Trust Preferred Nts., 6/15/11(1)                                           400,000              392,000
----------------------------------------------------------------------------------------------------------------
ICN Pharmaceuticals, Inc.:
8.75% Sr. Nts., 11/15/08(1)                                                       125,000              129,375
----------------------------------------------------------------------------------------------------------------
9.75% Sr. Nts., 11/15/08(1)                                                       140,000              144,200
----------------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc., 9.375% Sr. Nts., 11/15/07(1)                      200,000              204,250
----------------------------------------------------------------------------------------------------------------
Mallinckroot, Inc., 6% Nts., 10/15/03                                             500,000              509,767
----------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 8.625% Sr. Sub. Nts., 1/15/07                             400,000              417,000
                                                                                                  --------------
                                                                                                     1,943,217
================================================================================================================
HOUSING--2.2%
Blum CB Corp., 11.25% Sr. Unsec. Sub. Nts., 6/15/11(1)                            200,000              197,500
----------------------------------------------------------------------------------------------------------------
CPG Partners LP, 8.25% Unsec. Unsub. Nts., 2/1/11                               4,200,000            4,322,480
----------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.:
8% Sr. Nts., 2/1/09                                                               300,000              291,000
9.75% Sr. Sub. Nts., 9/15/10                                                      300,000              307,500
----------------------------------------------------------------------------------------------------------------
KB Home, 9.50% Sr. Unsec. Sub. Nts., 2/15/11                                      200,000              202,000
----------------------------------------------------------------------------------------------------------------
Nortek, Inc.:
9.125% Sr. Unsec. Nts., Series B, 9/1/07                                          250,000              246,250
9.25% Sr. Nts., Series B, 3/15/07                                                 450,000              445,500
----------------------------------------------------------------------------------------------------------------
Pulte Corp., 8.125% Sr. Unsec. Nts., 3/1/11                                     1,900,000            1,869,798
                                                                                                  --------------
                                                                                                     7,882,028
================================================================================================================
INFORMATION TECHNOLOGY--0.7%
Amkor Technology, Inc., 9.25% Sr. Nts., 2/15/08(1)                                200,000              189,000
----------------------------------------------------------------------------------------------------------------
Communications & Power Industries, Inc., 12% Sr. Sub. Nts.,
Series B, 8/1/05(2)                                                               500,000              257,500
----------------------------------------------------------------------------------------------------------------
Fairchild Semiconductor Corp., 10.50% Sr. Unsec. Sub. Nts., 2/1/09                200,000              196,000
----------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/08            225,000              222,750
----------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 6.90% Unsec. Nts., 7/15/01                           1,750,000            1,735,029
                                                                                                  --------------
                                                                                                     2,600,279
================================================================================================================
MANUFACTURING--1.4%
AOL Time Warner, Inc., 7.625% Bonds, 4/15/31                                    4,500,000            4,530,609
----------------------------------------------------------------------------------------------------------------
Grove Worldwide LLC, 9.25% Sr. Sub. Nts., 5/1/08(2,8,9)                           100,000                2,500
----------------------------------------------------------------------------------------------------------------
Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts., 8/1/07(2)             150,000              117,750
----------------------------------------------------------------------------------------------------------------
Roller Bearing Co. of America, Inc., 9.625% Sr. Sub. Nts., Series B,
6/15/07                                                                           300,000              274,500
----------------------------------------------------------------------------------------------------------------
Terex Corp., 8.875% Sr. Unsec. Sub. Nts., Series C, 4/1/08                        150,000              144,750
                                                                                                  --------------
                                                                                                     5,070,109


                            14 OPPENHEIMER BOND FUND

                                                                              PRINCIPAL           MARKET VALUE
                                                                                AMOUNT             SEE NOTE 1
================================================================================================================
MEDIA/ENTERTAINMENT: BROADCASTING--1.4%
AMFM Operating, Inc., 12.625% Sr. Sub. Debs., Series E, 10/31/06 (2,10)      $      24,000       $     26,460
----------------------------------------------------------------------------------------------------------------
British Sky Broadcasting Group plc, 8.20% Sr. Unsec. Nts., 7/15/09               3,500,000          3,465,763
----------------------------------------------------------------------------------------------------------------
Chancellor Media Corp., 8.75% Sr. Unsec. Sub. Nts., Series B, 6/15/07            1,200,000          1,266,000
----------------------------------------------------------------------------------------------------------------
Emmis Communications Corp., 8.125% Sr. Unsec. Sub. Nts., Series B, 3/15/09         300,000            283,500
----------------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Sub Nts., 7/1/11(1)                                    150,000            150,750
                                                                                                 ---------------
                                                                                                    5,192,473
================================================================================================================
MEDIA/ENTERTAINMENT: CABLE/WIRELESS VIDEO--1.4%
Adelphia Communications Corp.:
8.375% Sr. Nts., Series B, 2/1/08                                                  700,000            644,000
9.25% Sr. Nts., 10/1/02                                                            150,000            151,125
----------------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter
Communications Holdings Capital Corp.:
10% Sr. Nts., 5/15/11(1)                                                           400,000            408,000
10.75% Sr. Unsec. Nts., 10/1/09                                                    400,000            423,000
8.25% Sr. Unsec. Nts., 4/1/07                                                    1,500,000          1,428,750
----------------------------------------------------------------------------------------------------------------
Diamond Holdings plc, 9.125% Sr. Nts., 2/1/08                                      100,000             63,500
----------------------------------------------------------------------------------------------------------------
EchoStar Broadband Corp., 10.375% Sr. Unsec. Nts., 10/1/07                         600,000            603,000
----------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 9.375% Sr. Unsec. Nts., 2/1/09                                 750,000            738,750
----------------------------------------------------------------------------------------------------------------
Insight Midwest LP/Insight Capital, Inc., 9.75% Sr. Nts., 10/1/09                  300,000            312,000
----------------------------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Nts., 1/15/13(1)                    200,000            193,000
----------------------------------------------------------------------------------------------------------------
NTL Communications Corp., 11.50% Sr. Unsec. Nts., Series B, 10/1/08                400,000            266,000
----------------------------------------------------------------------------------------------------------------
NTL, Inc., 10% Sr. Nts., Series B, 2/15/07                                         100,000             65,500
                                                                                                 ---------------
                                                                                                    5,296,625
================================================================================================================
MEDIA/ENTERTAINMENT: DIVERSIFIED MEDIA--0.4%
AMC Entertainment, Inc., 9.50% Sr. Unsec. Sub. Nts., 2/1/11                        150,000            135,750
----------------------------------------------------------------------------------------------------------------
Imax Corp., 7.875% Sr. Nts., 12/1/05                                               400,000            212,000
----------------------------------------------------------------------------------------------------------------
Lamar Advertising Co., 8.625% Sr. Sub. Nts., 9/15/07                               400,000            410,000
----------------------------------------------------------------------------------------------------------------
Lamar Media Corp., 9.625% Sr. Unsec. Sub. Nts., 12/1/06                            150,000            158,250
----------------------------------------------------------------------------------------------------------------
Mail-Well I Corp., 8.75% Sr. Unsec. Sub. Nts., Series B, 12/15/08                  100,000             86,500
----------------------------------------------------------------------------------------------------------------
Penton Media, Inc., 10.375% Sr. Sub. Nts., 6/15/11(1)                              400,000            396,000
                                                                                                 ---------------
                                                                                                    1,398,500
================================================================================================================
MEDIA/ENTERTAINMENT: TELECOMMUNICATIONS--6.4%
Cable & Wire Optus Ltd., 8.125% Nts., 6/15/09(1)                                 4,750,000          5,121,170
----------------------------------------------------------------------------------------------------------------
COLT Telecom Group plc, 0%/12% Sr. Unsec. Disc. Nts., 12/15/06(11)                 350,000            316,750
----------------------------------------------------------------------------------------------------------------
Exodus Communications, Inc., 11.625% Sr. Nts., 7/15/10                             300,000            105,000
----------------------------------------------------------------------------------------------------------------
Global Crossing Holdings Ltd., 8.70% Sr. Nts., 8/1/07(1)                           350,000            267,750
----------------------------------------------------------------------------------------------------------------
International CableTel, Inc., 11.50% Sr. Deferred Coupon Nts., Series B,
2/1/06                                                                             750,000            510,000
----------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc., 11% Sr. Unsec. Nts., 3/15/08                         250,000            111,250
----------------------------------------------------------------------------------------------------------------
McLeodUSA, Inc., 11.375% Sr. Nts., 1/1/09                                          150,000             95,250
----------------------------------------------------------------------------------------------------------------
Metromedia Fiber Network, Inc., 10% Sr. Unsec. Nts., Series B, 11/15/08            350,000            134,750


                            15 OPPENHEIMER BOND FUND

STATEMENT OF INVESTMENTS UNAUDITED/CONTINUED

                                                                             PRINCIPAL            MARKET VALUE
                                                                              AMOUNT               SEE NOTE 1
================================================================================================================
MEDIA/ENTERTAINMENT: TELECOMMUNICATIONS Continued
Teleglobe, Inc., 7.70% Unsec. Debs., 7/20/29                               $   4,275,000         $  4,125,029
----------------------------------------------------------------------------------------------------------------
Time Warner Telecom, Inc., 10.125% Sr. Unsec. Sub. Nts., 2/1/11                  200,000              181,000
----------------------------------------------------------------------------------------------------------------
WAM!NET, Inc., 0%/13.25% Sr. Unsec. Disc. Nts., Series B, 3/1/05 (2,11)          400,000               22,000
----------------------------------------------------------------------------------------------------------------
WorldCom, Inc.:
7.75% Sr. Sub. Nts., 4/1/27                                                    5,120,000            5,118,766
8.25% Bonds, 5/15/31                                                           1,280,000            1,258,930
8.875% Sr. Nts., 1/15/06                                                       5,500,000            5,671,353
----------------------------------------------------------------------------------------------------------------
XO Communications, Inc.:
9% Sr. Unsec. Nts., 3/15/08                                                      150,000               42,750
9.625% Sr. Nts., 10/1/07                                                         800,000              236,000
                                                                                                 ---------------
                                                                                                   23,317,748
================================================================================================================
MEDIA/ENTERTAINMENT: WIRELESS COMMUNICATIONS--1.3%
American Cellular Corp., 9.50% Sr. Unsec. Sub. Nts., 10/15/09(1)                 150,000              141,750
----------------------------------------------------------------------------------------------------------------
American Tower Corp., 9.375% Sr. Nts., 2/1/09(1)                                 500,000              468,750
----------------------------------------------------------------------------------------------------------------
Crown Castle International Corp., 10.75% Sr. Nts., 8/1/11                        200,000              194,500
----------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd., 9.50% Sr. Nts., 1/15/06                       100,000               75,500
----------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 9.375% Sr. Unsec. Nts., 11/15/09                    400,000              318,000
----------------------------------------------------------------------------------------------------------------
Omnipoint Corp., 11.50% Sr. Nts., 9/15/09(2)                                     350,000              404,250
----------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 0%/12.50% Sr. Disc. Nts., 1/15/07(11)               200,000               73,000
----------------------------------------------------------------------------------------------------------------
Price Communications Wireless, Inc., 9.125% Sr. Sec. Nts., Series B,
12/15/06                                                                         500,000              520,000
----------------------------------------------------------------------------------------------------------------
Real Time Data Co., 13% Disc. Nts., 5/31/09(2,10)                                476,601              483,316
----------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                    500,000              487,500
----------------------------------------------------------------------------------------------------------------
SBA Communications Corp.:
0%/12% Sr. Unsec. Disc. Nts., 3/1/08(11)                                         800,000              644,000
10.25% Sr. Unsec. Nts., 2/1/09                                                   200,000              184,000
----------------------------------------------------------------------------------------------------------------
Spectrasite Holdings, Inc., 0%/12% Sr. Disc. Nts., 7/15/08(11)                   300,000              162,750
----------------------------------------------------------------------------------------------------------------
Triton PCS, Inc., 9.375% Sr. Unsec. Sub. Nts., 2/1/11                            250,000              243,750
----------------------------------------------------------------------------------------------------------------
VoiceStream Wireless Corp., 10.375% Sr. Unsec. Nts., 11/15/09                    429,000              491,205
                                                                                                 ---------------
                                                                                                    4,892,271
================================================================================================================
METALS/MINERALS--0.3%
AK Steel Corp.:
7.875% Sr. Unsec. Nts., 2/15/09                                                  500,000              490,000
9.125% Sr. Nts., 12/15/06                                                        400,000              412,000
----------------------------------------------------------------------------------------------------------------
Great Lakes Carbon Corp., 10.25% Sr. Sub. Nts., Series B, 5/15/08                250,000              148,750
----------------------------------------------------------------------------------------------------------------
National Steel Corp., 9.875% First Mtg. Bonds, Series D, 3/1/09                  200,000               71,000
                                                                                                 ---------------
                                                                                                    1,121,750
================================================================================================================
RETAIL--0.2%
----------------------------------------------------------------------------------------------------------------
Finlay Enterprises, Inc., 9% Debs., 5/1/08                                       100,000               92,500
----------------------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375% Sr. Nts., 5/1/08                               200,000              187,000
----------------------------------------------------------------------------------------------------------------
May Department Stores Co., 10.625% Debs., 11/1/10                                405,000              503,566
                                                                                                 ---------------
                                                                                                      783,066


                            16 OPPENHEIMER BOND FUND

                                                                           PRINCIPAL             MARKET VALUE
                                                                            AMOUNT                SEE NOTE 1
================================================================================================================
SERVICE--2.5%
Allied Waste North America, Inc.:
7.875% Sr. Unsec. Nts., Series B, 1/1/09                                 $     300,000        $        294,750
8.875% Sr. Sec. Nts., 4/1/081                                                  400,000                 412,500
10% Sr. Unsec. Sub. Nts., Series B, 8/1/09                                     200,000                 206,500
----------------------------------------------------------------------------------------------------------------
Dyncorp, Inc., 9.50% Sr. Sub. Nts., 3/1/07                                     250,000                 236,875
----------------------------------------------------------------------------------------------------------------
Great Lakes Dredge & Dock Corp., 11.25% Sr. Unsec. Sub. Nts., 8/15/08          150,000                 153,000
----------------------------------------------------------------------------------------------------------------
Integrated Electrical Services, Inc., 9.375% Sr. Sub. Nts., 2/1/09(1)          300,000                 295,500
----------------------------------------------------------------------------------------------------------------
Key3Media Group, Inc., 11.25% Sr. Sub. Nts., 6/15/11                           600,000                 591,000
----------------------------------------------------------------------------------------------------------------
MMCaps Funding I Ltd., Inc., 8.03% Sr. Nts., 6/15/31(1)                      3,850,000               3,782,625
----------------------------------------------------------------------------------------------------------------
PHH Corp., 8.125% Nts., 2/3/03                                               2,450,000               2,485,454
----------------------------------------------------------------------------------------------------------------
Protection One, Inc./Protection One Alarm Monitoring, Inc.,
7.375% Sr. Unsec. Nts., 8/15/05                                                200,000                 153,000
----------------------------------------------------------------------------------------------------------------
Safety-Kleen Corp., 9.25% Sr. Unsec. Nts., 5/15/09 (2,8,9)                     500,000                      50
----------------------------------------------------------------------------------------------------------------
URS Corp., 12.25% Sr. Sub. Nts., Series B, 5/1/09                              500,000                 513,750
                                                                                              ------------------
                                                                                                     9,125,004
================================================================================================================
TRANSPORTATION--0.6%
Amtran, Inc., 9.625% Nts., 12/15/05                                            200,000                 171,000
----------------------------------------------------------------------------------------------------------------
Atlas Air, Inc.:
8.01% Pass-Through Certificates, Series 1998-1C, 1/2/10                        786,421                 782,929
9.375% Sr. Unsec. Nts., 11/15/06                                               500,000                 362,500
10.75% Sr. Nts., 8/1/05                                                        125,000                  98,125
----------------------------------------------------------------------------------------------------------------
Dura Operating Corp., 9% Sr. Sub. Nts., 5/1/09(1)                              300,000                 283,500
Federal-Mogul Corp., 7.375% Nts., 1/15/06                                      375,000                  60,000
----------------------------------------------------------------------------------------------------------------
Hayes Lemmerz International, Inc., 11.875% Sr. Nts., 6/15/06(1)                200,000                 195,000
----------------------------------------------------------------------------------------------------------------
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts.,
6/30/07(1)                                                                     300,000                 166,500
----------------------------------------------------------------------------------------------------------------
Trans World Airlines, Inc., 11.50% Sr. Sec. Nts., 12/15/04(8,9)                150,000                 150,750
                                                                                              ------------------
                                                                                                     2,270,304
================================================================================================================
UTILITY--6.9%
AES Corp. (The):
8.75% Sr. Unsec. Unsub. Nts., 6/15/08                                          500,000                 493,750
8.875% Sr. Unsec. Nts., 2/15/11                                                300,000                 294,750
9.375% Sr. Unsec. Nts., 9/15/10                                                400,000                 406,000
----------------------------------------------------------------------------------------------------------------
AES Drax Energy Ltd., 11.50% Sr. Sec. Sub. Nts., 8/30/10                       400,000                 436,000
----------------------------------------------------------------------------------------------------------------
AGL Capital Corp., 7.125% Sr. Unsec. Nts., 1/14/11(6)                        3,750,000               3,681,776
----------------------------------------------------------------------------------------------------------------
Calpine Corp., 8.50% Sr. Unsec. Nts., 2/15/11                                3,500,000               3,379,527
----------------------------------------------------------------------------------------------------------------
CMS Energy Corp., 9.875% Sr. Unsec. Nts., 10/15/07                             400,000                 417,444
----------------------------------------------------------------------------------------------------------------
Exelon Corp., 6.75% Sr. Unsec. Unsub. Nts., 5/1/11                           1,200,000               1,183,344
----------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings, Inc., 8.625% Sr. Nts., 2/15/08(1)                      3,000,000               3,028,689
----------------------------------------------------------------------------------------------------------------
PSEG Power LLC, 8.625% Sr. Nts., 4/15/31(1)                                  3,500,000               3,781,169
----------------------------------------------------------------------------------------------------------------
South Carolina Electric & Gas Co., 9% Mtg. Bonds, 7/15/06                      500,000                 558,338
----------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The), 7.50% Bonds, 1/15/31(1)                           2,100,000               1,973,971
----------------------------------------------------------------------------------------------------------------
Xcel Energy, Inc., 7% Sr. Unsec. Sub. Nts., 12/1/10                          5,600,000               5,627,367
                                                                                              ------------------
                                                                                                    25,262,125
                                                                                              ------------------
Total Corporate Bonds and Notes (Cost $182,993,478)                                                180,573,142


                            17 OPPENHEIMER BOND FUND

STATEMENT OF INVESTMENTS UNAUDITED/CONTINUED

                                                                                                      MARKET VALUE
                                                                               SHARES                  SEE NOTE 1
=======================================================================================================================
PREFERRED STOCKS--1.0%
Centaur Funding Corp., 9.08% Cum., Series B(1)                                   3,250              $      3,482,580
-----------------------------------------------------------------------------------------------------------------------
CRIIMI MAE, Inc., 10.875% Cum. Cv., Series B, Non-Vtg                           13,000                       208,520
-----------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., 14% Cum. Sr. Exchangeable Redeemable, Non-Vtg.(10)      3,064                        14,554
                                                                                                    -------------------
Total Preferred Stocks (Cost $3,962,022)                                                                   3,705,654
=======================================================================================================================
COMMON STOCKS--0.1%
COLT Telecom Group plc, ADR(8)                                                   2,730                        76,440
-----------------------------------------------------------------------------------------------------------------------
CRIIMI MAE, Inc.                                                               118,626                        73,548
-----------------------------------------------------------------------------------------------------------------------
Geotek Communications, Inc., Series B (Escrowed)(2,8)                               25                            75
-----------------------------------------------------------------------------------------------------------------------
OpTel, Inc., Non-Vtg.(2,8)                                                         100                             1
-----------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc.(8)                                                         2,867                        70,528
-----------------------------------------------------------------------------------------------------------------------
Price Communications Corp.(8)                                                    1,657                        33,455
-----------------------------------------------------------------------------------------------------------------------
Purina Mills, Inc.(8)                                                            2,094                        50,256
-----------------------------------------------------------------------------------------------------------------------
Star Gas Partners LP                                                               330                         6,881
                                                                                                    -------------------
Total Common Stocks (Cost $252,572)                                                                          311,184
                                                                                 Units
=======================================================================================================================
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Chesapeake Energy Corp. Wts.:
Exp. 1/23/03(2)                                                                  1,668                            --
Exp. 1/23/03(2)                                                                    953                            --
Exp. 9/1/04(2)                                                                   2,800                            --
-----------------------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07(2)                                     50                           775
-----------------------------------------------------------------------------------------------------------------------
Dairy Mart Convenience Stores, Inc. Wts., Exp. 12/12/01(2)                         333                           117
-----------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc. Wts., Exp. 11/1/05(2)                                 300                         1,050
-----------------------------------------------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/09(2)                                          1,062                           106
-----------------------------------------------------------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp. 9/15/05(2)                                   1,980                           208
-----------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08(2)                            150                             1
-----------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/15/07(2)                            200                             2
-----------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10                                         2,028                        17,806
-----------------------------------------------------------------------------------------------------------------------
Real Time Data Co. Wts., Exp. 5/31/04(2)                                       121,440                         1,214
-----------------------------------------------------------------------------------------------------------------------
Signature Brands USA, Inc. Wts., Exp. 8/15/02(2)                                    50                            --
-----------------------------------------------------------------------------------------------------------------------
WAM!NET, Inc. Wts., Exp. 3/1/05(2)                                               1,200                            12
                                                                                                    -------------------
Total Rights, Warrants and Certificates (Cost $26,229)                                                        21,291

                                                   DATE            STRIKE         CONTRACTS
=======================================================================================================================
CALL OPTIONS PURCHASED--0.0%
U.S. Treasury Nts. Futures, 5 yr.,
9/19/01 Call
(Cost $58,647)                                  7/27/01              105%          245                        15,313


                            18 OPPENHEIMER BOND FUND

                                                                                     PRINCIPAL         MARKET VALUE
                                                                                       AMOUNT           SEE NOTE 1
=======================================================================================================================
REPURCHASE AGREEMENTS - 7.9
Repurchase agreement with Zion First National Bank, 3.95%,
dated 6/29/01, to be repurchased at $28,853,494 on 7/2/01,
collateralized by U.S. Treasury Bonds, 8.125%-8.875%, 2/15/19-8/15/19,
with a value of $29,458,029 (Cost $28,844,000)                                   $   28,844,000      $     28,844,000
-----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $564,526,587)                                           152.9%          560,366,988
-----------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                     (52.9)         (193,764,204)
                                                                                 --------------------------------------
NET ASSETS                                                                                100.0%     $    366,602,784
                                                                                 ======================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

----------
1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $88,916,647 or 24.25% of the Fund's net assets as of June 30, 2001.
2. Identifies issues considered to be illiquid or restricted--See Note 8 of Notes to Financial Statements.
3. Represents the current interest rate for a variable or increasing rate security.
4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
5.    When-issued security to be delivered and settled after June 30, 2001.
6. Securities with an aggregate market value of $1,997,758 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.
7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.
8.    Non-income-producing security.
9.    Issuer is in default.
10.   Interest or dividend is paid in kind.
11. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            19 OPPENHEIMER BOND FUND

STATEMENT OF ASSETS AND LIABILITIES UNAUDITED

June 30, 2001

=============================================================================================================
ASSETS
Investments, at value (cost $564,526,587)--see accompanying statement                    $     560,366,988
-------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                                       5,535,884
Investments sold                                                                                 4,332,811
Shares of beneficial interest sold                                                               2,304,600
Other                                                                                               16,833
                                                                                         --------------------
Total assets                                                                                   572,557,116
=============================================================================================================
LIABILITIES
Bank overdraft                                                                                   4,210,505
-------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $187,451,857 purchased on a when-issued basis)                199,690,878
Shares of beneficial interest redeemed                                                             811,634
Dividends                                                                                          540,078
Daily variation on futures contracts                                                               389,531
Distribution and service plan fees                                                                 217,872
Shareholder reports                                                                                 52,552
Transfer and shareholder servicing agent fees                                                       15,041
Trustees' compensation                                                                                   7
Other                                                                                               26,234
                                                                                         --------------------
Total liabilities                                                                              205,954,332
=============================================================================================================
NET ASSETS                                                                               $     366,602,784
                                                                                         ====================
=============================================================================================================
COMPOSITION OF NET ASSETS
Paid-in capital                                                                          $     396,358,913
-------------------------------------------------------------------------------------------------------------
Undistributed (overdistributed) net investment income                                             (366,192)
-------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                                                  (24,327,697)
-------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments and translation of
assets and liabilities denominated in foreign currencies                                        (5,062,240)
                                                                                         --------------------
NET ASSETS                                                                               $     366,602,784
                                                                                         ====================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                            20 OPPENHEIMER BOND FUND

=============================================================================================================================
NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets of $222,746,427 and 22,426,250 shares of
beneficial interest outstanding)                                                                                       $9.93
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)                       $10.43
-----------------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price
per share (based on net assets of $109,167,928 and 10,996,180 shares of beneficial interest outstanding)               $9.93
-----------------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price
per share (based on net assets of $32,288,817 and 3,249,185 shares of beneficial interest outstanding)                 $9.94
-----------------------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price
per share (based on net assets of $125,590 and 12,643 shares of beneficial interest outstanding)                       $9.93
-----------------------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $2,274,022 and 229,362
shares of beneficial interest outstanding)                                                                             $9.91

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS


                            21 OPPENHEIMER BOND FUND

STATEMENT OF OPERATIONS UNAUDITED

FOR THE SIX MONTHS ENDED JUNE 30, 2001
==========================================================================================================
INVESTMENT INCOME

Interest                                                                                  $   13,158,232
----------------------------------------------------------------------------------------------------------
Dividends                                                                                        369,974
                                                                                          ----------------
Total income                                                                                  13,528,206
==========================================================================================================
EXPENSES

Management fees                                                                                1,246,117
----------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                          265,523
Class B                                                                                          477,244
Class C                                                                                          140,509
Class N                                                                                               28
----------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                          168,957
Class B                                                                                           77,915
Class C                                                                                           21,819
Class N                                                                                               27
Class Y                                                                                              283
----------------------------------------------------------------------------------------------------------
Shareholder reports                                                                               55,604
----------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                       37,451
----------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                             6,634
----------------------------------------------------------------------------------------------------------
Other                                                                                             15,486
                                                                                          ----------------
Total expenses                                                                                 2,513,597
Less reduction to custodian expenses                                                             (15,891)
                                                                                          ----------------
Net expenses                                                                                   2,497,706
==========================================================================================================
Net Investment Income                                                                         11,030,500
==========================================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (including premiums on options exercised)                                          3,298,188
Closing of futures contracts                                                                    (931,289)
Closing and expiration of option contracts written                                             1,157,995
Foreign currency transactions                                                                    (48,805)
                                                                                          ----------------
Net realized gain (loss)                                                                       3,476,089
----------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                      994,460
Translation of assets and liabilities denominated in foreign currencies                           25,999
                                                                                          ----------------
Net change                                                                                     1,020,459
                                                                                          ----------------
Net realized and unrealized gain (loss)                                                        4,496,548
==========================================================================================================
Net Increase in Net Assets Resulting from Operations                                      $   15,527,048
                                                                                          ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                            22 OPPENHEIMER BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                            SIX MONTHS
                                                                                                 ENDED
                                                                                          JUNE 30,2001           YEAR ENDED
                                                                                           (UNAUDITED)        DEC. 31, 2000
==============================================================================================================================
OPERATIONS

Net investment income (loss)                                                          $     11,030,500     $     22,539,614
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                     3,476,089          (16,099,577)
------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                         1,020,459           10,311,300
                                                                                      ----------------------------------------
Net increase (decrease) in net assets resulting from operations                             15,527,048           16,751,337
==============================================================================================================================
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income:
Class A                                                                                     (7,491,595)         (15,456,296)
Class B                                                                                     (2,950,844)          (5,548,538)
Class C                                                                                       (869,622)          (1,505,221)
Class N                                                                                           (806)                  --
Class Y                                                                                        (48,779)             (31,117)
==============================================================================================================================
BENEFICIAL INTEREST TRANSACTIONS

Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                                                     17,174,747          (13,836,138)
Class B                                                                                     24,431,565           (9,643,604)
Class C                                                                                      7,667,515              548,199
Class N                                                                                        126,072                   --
Class Y                                                                                      1,387,752              694,579
==============================================================================================================================
Net Assets Total increase (decrease)                                                        54,953,053          (28,026,799)
------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                        311,649,731          339,676,530
                                                                                      ----------------------------------------
End of period [including undistributed (overdistributed)
net investment income of $(366,192) and $(35,046), respectively]                      $    366,602,784     $    311,649,731
                                                                                      ========================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                            23 OPPENHEIMER BOND FUND

FINANCIAL HIGHLIGHTS


                                            SIX MONTHS                                                                      YEAR
                                                 ENDED                                                                      ENDED
                                         JUNE 30, 2001                                                                   DEC. 31,
CLASS A                                    (UNAUDITED)           2000           1999           1998           1997           1996
===================================================================================================================================
PER SHARE OPERATING DATA

Net asset value, beginning of
period                                     $      9.79    $      9.97    $     10.86    $     10.97    $     10.70    $     10.98
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
  operations:
Net investment income                              .34            .73            .71            .71            .77            .78
Net realized and unrealized gain
(loss)                                             .15           (.18)          (.89)          (.11)           .27           (.28)
                                           ----------------------------------------------------------------------------------------
Total income (loss) from
investment operations                              .49            .55           (.18)           .60           1.04            .50
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment
income                                            (.35)          (.73)          (.71)          (.71)          (.77)          (.75)
Tax return of capital                               --             --             --             --             --           (.03)
                                           ----------------------------------------------------------------------------------------
Total dividends and/or
distributions
to shareholders                                   (.35)          (.73)          (.71)          (.71)          (.77)          (.78)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $      9.93    $      9.79    $      9.97    $     10.86    $     10.97    $     10.70
                                           ========================================================================================
===================================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(1)               5.02%          5.80%         (1.65)%         5.61%         10.13%          4.87%
===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in
thousands)                                 $   222,746    $   202,833    $   220,502    $   246,668    $   190,706    $   193,515
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $   214,850    $   205,883    $   251,190    $   217,944    $   187,458    $   178,130
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                             6.79%          7.48%          6.88%          6.46%          7.20%          7.35%
Expenses                                          1.20%          1.31%          1.24%       1.22%(3)       1.27%(3)       1.30%(3)
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            135%           255%           238%            67%            51%            54%

----------
1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2.    Annualized for periods of less than one full year.
3.    Expense ratio reflects the reduction to custodian expenses.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                            24 OPPENHEIMER BOND FUND

                                            SIX MONTHS                                                                      YEAR
                                                 ENDED                                                                     ENDED
                                         JUNE 30, 2001                                                                  DEC. 31,
CLASS B                                    (UNAUDITED)           2000           1999           1998           1997          1996
==================================================================================================================================
PER SHARE OPERATING DATA

Net asset value, beginning of
period                                     $      9.79    $      9.96    $     10.86    $   10.97      $   10.69      $    10.98
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
  operations:
Net investment income                              .30            .66            .63          .62            .69             .70
Net realized and unrealized gain
(loss)                                             .15           (.17)          (.90)        (.10)           .28            (.29)
                                           ---------------------------------------------------------------------------------------
Total income (loss) from
investment operations                              .45            .49           (.27)         .52            .97             .41
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment
income                                            (.31)          (.66)          (.63)        (.63)          (.69)           (.67)
Tax return of capital                               --             --             --           --             --            (.03)
                                           ---------------------------------------------------------------------------------------
Total dividends and/or
distributions
to shareholders                                   (.31)          (.66)          (.63)        (.63)          (.69)           (.70)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $      9.93    $      9.79    $      9.96    $   10.86      $   10.97      $    10.69
                                           =======================================================================================
==================================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(1)               4.63%          5.11%         (2.48)%       4.81%          9.41%           3.99%
==================================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
thousands)                                 $   109,168    $    83,637    $    94,845    $  88,061      $  48,255      $   38,826
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $    96,376    $    83,394    $    95,285    $  64,330      $  41,439      $   38,068
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                             6.05%          6.71%          6.13%        5.68%          6.42%           6.59%
Expenses                                          1.95%          2.07%          1.99%        1.97%(3)       2.02%(3)        2.05%(3)
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            135%           255%           238%          67%            51%             54%

----------
1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2.    Annualized for periods of less than one full year.
3.    Expense ratio reflects the reduction to custodian expenses.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                            25 OPPENHEIMER BOND FUND

FINANCIAL HIGHLIGHTS CONTINUED

                                                 SIX MONTHS                                                                  YEAR
                                                      ENDED                                                                 ENDED
                                              JUNE 30, 2001                                                              DEC. 31,
CLASS C                                         (UNAUDITED)          2000          1999          1998          1997          1996
===================================================================================================================================
PER SHARE OPERATING DATA

Net asset value, beginning of period             $     9.80    $     9.97    $    10.87    $    10.98    $    10.70    $    10.99
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .30           .66           .63           .62           .69           .70
Net realized and unrealized gain (loss)                 .15          (.17)         (.90)         (.10)          .28          (.29)
                                                 ----------------------------------------------------------------------------------
Total income (loss) from investment
operations                                              .45           .49          (.27)          .52           .97           .41
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.31)         (.66)         (.63)         (.63)         (.69)         (.67)
Tax return of capital                                    --            --            --            --            --          (.03)
                                                 ----------------------------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                           (.31)         (.66)         (.63)         (.63)         (.69)         (.70)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $     9.94    $     9.80    $     9.97    $    10.87    $    10.98    $    10.70
                                                 ==================================================================================
===================================================================================================================================
Total Return, at Net Asset Values(1)                   4.63%         5.11%        (2.47)%        4.81%         9.39%         4.00%
===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)         $   32,289    $   24,303    $   24,143    $   21,796    $    9,188    $    4,322
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $   28,378    $   22,605    $   24,218    $   15,198    $    6,134    $    3,404
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                  6.05%         6.71%         6.13%         5.66%         6.36%         6.60%
Expenses                                               1.95%         2.07%         1.99%      1.96%(3)      2.02%(3)      2.05%(3)
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 135%          255%          238%           67%           51%           54%

----------
1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2.    Annualized for periods of less than one full year.
3.    Expense ratio reflects the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            26 OPPENHEIMER BOND FUND

                                                                        PERIOD ENDED
                                                                            JUNE 30,
                                                                         (UNAUDITED)
CLASS N                                                                       2001(1)
======================================================================================
PER SHARE OPERATING DATA
Net asset value, beginning of period                                 $         10.02
--------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                            .22
Net realized and unrealized gain (loss)                                         (0.9)
                                                                     -----------------
Total income (loss) from
investment operations                                                            .13
--------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                            (.22)
Tax return of capital                                                             --
                                                                     -----------------
Total dividends and/or distributions to shareholders                            (.22)
--------------------------------------------------------------------------------------
Net asset value, end of period                                       $          9.93
                                                                     -----------------
======================================================================================
TOTAL RETURN, AT NET ASSET VALUE(2)                                             1.36%
======================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                             $           126
======================================================================================
Average net assets (in thousands)                                    $            34
======================================================================================

Ratios to average net assets:(3)
Net investment income                                                           6.99%
Expenses                                                                        1.28%

======================================================================================
Portfolio turnover rate                                                          135%

----------
1.     For the period from March 1, 2001 (inception of offering) to June 30,
       2001.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3.     Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                            27 OPPENHEIMER BOND FUND

FINANCIAL HIGHLIGHTS CONTINUED

                                                  SIX MONTHS                                        YEAR
                                                       ENDED                                        ENDED
                                               JUNE 30, 2001                                     DEC. 31,
CLASS Y                                          (UNAUDITED)           2000           1999         1998(1)
============================================================================================================
PER SHARE OPERATING DATA
Net asset value, beginning of period               $    9.78      $    9.95      $   10.86      $   10.88
------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .36            .85            .76            .49
Net realized and unrealized gain (loss)                  .13           (.18)          (.91)          (.02)
                                                   ---------------------------------------------------------
Total income (loss) from investment
operations                                               .49            .67           (.15)           .47
------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.36)          (.84)          (.76)          (.49)
Tax return of capital                                     --             --             --             --
                                                   ---------------------------------------------------------
Total dividends and/or distributions to
shareholders                                            (.36)          (.84)          (.76)          (.49)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $    9.91      $    9.78      $    9.95      $   10.86
                                                   =========================================================
============================================================================================================
Total Return, at Net Asset Value(2)                     5.11%          7.13%         (1.37)%         4.40%
============================================================================================================
Ratios/Supplemental Data Net assets, end
of period (in thousands)                           $   2,274      $     877      $     186      $       1
------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $   1,343      $     340      $      31      $       1
------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                   7.24%          7.92%          7.94%          6.84%
Expenses                                                0.83%          0.83%          0.83%          0.74%(4)
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  135%           255%           238%            67%

----------
1. For the period from April 27, 1998 (inception of offering) to December 31, 1998.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3.    Annualized for periods of less than one full year.
4.    Expense ratio reflects the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                            28 OPPENHEIMER BOND FUND

NOTES TO FINANCIAL STATEMENTS UNAUDITED
================================================================================

1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Bond Fund (the Fund) is a separate fund of Oppenheimer Integrity Funds, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income by investing mainly in debt instruments. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

        The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------

SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------

SECURITIES PURCHASED ON A WHEN-ISSUED OR FORWARD COMMITMENT BASIS. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends beyond six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value to the extent the


                            29 OPPENHEIMER BOND FUND

NOTES TO FINANCIAL STATEMENTS UNAUDITED/CONTINUED
================================================================================

1. SIGNIFICANT ACCOUNTING POLICIES Continued

Fund makes such purchases while remaining substantially fully invested. As of June 30, 2001, the Fund had entered into net outstanding when-issued or forward commitments of $187,451,857.

        In connection with its ability to purchase securities on a when-issued basis, the Fund may enter into mortgage dollar-rolls in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records each dollar-roll as a sale and a new purchase transaction.
--------------------------------------------------------------------------------

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2001, securities with an aggregate market value of $342,314, representing 0.09% of the Fund's net assets, were in default.
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

        The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

                            30 OPPENHEIMER BOND FUND

--------------------------------------------------------------------------------

FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

        As of June 30, 2001, the Fund had available for federal income tax purposes an estimated unused capital loss carryover of $28,320,060. This estimated capital loss carryover represents carryover as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

As of December 31, 2000, the Fund had available for federal income tax purposes unused capital loss carryovers as follows:


EXPIRING
--------------------------------------------------
2002                                $    2,246,311
2003                                     1,578,277
2004                                     2,411,327
2007                                    10,208,297
2008                                    15,303,133
                                    --------------
Total                               $   31,747,345
                                    ==============

--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------

CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
--------------------------------------------------------------------------------

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.


                            31 OPPENHEIMER BOND FUND

NOTES TO FINANCIAL STATEMENTS UNAUDITED/CONTINUED
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES Continued

OTHER. The Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund began amortizing premiums on debt securities effective January 1, 2001. Prior to this date, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in a $331,883 decrease to cost of securities and a corresponding $331,883 decrease in net unrealized depreciation, based on securities held as of December 31, 2000.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                            32 OPPENHEIMER BOND FUND

================================================================================

2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                             SIX MONTHS ENDED JUNE 30, 2001(1)      YEAR ENDED JUNE 30, 2000
----------------------------------------------------------------------------------------------
                                  SHARES           AMOUNT           SHARES           AMOUNT
CLASS A
Sold                           5,969,822     $ 59,424,163        5,364,030     $ 52,505,691
Dividends and/or
distributions reinvested         548,956        5,462,364        1,143,508       11,181,770
Redeemed                      (4,800,740)     (47,711,780)      (7,922,476)     (77,523,599)
                             -----------------------------------------------------------------
Net increase (decrease)        1,718,038     $ 17,174,747       (1,414,938)    $(13,836,138)
                             =================================================================

----------------------------------------------------------------------------------------------
CLASS B
Sold                           3,922,864     $ 39,017,311        2,480,901     $ 24,274,682
Dividends and/or
distributions reinvested         203,352        2,022,274          393,278        3,845,596
Redeemed                      (1,672,957)     (16,608,020)      (3,851,482)     (37,763,882)
                             -----------------------------------------------------------------
Net increase (decrease)        2,453,259     $ 24,431,565         (977,303)    $ (9,643,604)
                             =================================================================

----------------------------------------------------------------------------------------------
CLASS C
Sold                           1,575,747     $ 15,680,529        1,110,309     $ 10,840,387
Dividends and/or
distributions reinvested          58,869          586,031          102,745        1,005,571
Redeemed                        (865,397)      (8,599,045)      (1,154,175)     (11,297,759)
                             -----------------------------------------------------------------
Net increase (decrease)          769,219     $  7,667,515           58,879     $    548,199
                             =================================================================

----------------------------------------------------------------------------------------------
CLASS N
Sold                              12,562     $    125,265               --     $         --
Dividends and/or
distributions reinvested              81              807               --               --
Redeemed                              --               --               --               --
                             -----------------------------------------------------------------
Net increase (decrease)           12,643     $    126,072               --     $         --
                             =================================================================

----------------------------------------------------------------------------------------------
CLASS Y
Sold                             157,152     $  1,560,673           99,175     $    970,113
Dividends and/or
distributions reinvested              --               --               --               --
Redeemed                         (17,463)        (172,921)         (28,221)        (275,534)
                             -----------------------------------------------------------------
Net increase (decrease)          139,689     $  1,387,752           70,954     $    694,579
                             =================================================================

----------
1. For the six months ended June 30, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to June 30, 2001, for Class N shares.


                            33 OPPENHEIMER BOND FUND

NOTES TO FINANCIAL STATEMENTS UNAUDITED/CONTINUED
================================================================================

3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2001, were $647,487,148 and $602,719,901, respectively.
================================================================================

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets in excess of $1 billion. The Fund's management fee for the six months ended June 30, 2001, was an annualized rate of 0.74%.
--------------------------------------------------------------------------------

TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed upon per account fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                               AGGREGATE           CLASS A       COMMISSIONS        COMMISSIONS       COMMISSIONS      COMMISSIONS
                               FRONT-END         FRONT-END        ON CLASS A         ON CLASS B        ON CLASS C       ON CLASS N
                           SALES CHARGES     SALES CHARGES            SHARES             SHARES            SHARES           SHARES
                              ON CLASS A       RETAINED BY       ADVANCED BY        ADVANCED BY       ADVANCED BY      ADVANCED BY
SIX MONTHS ENDED                  SHARES       DISTRIBUTOR     DISTRIBUTOR(1)     DISTRIBUTOR(1)    DISTRIBUTOR(1)   DISTRIBUTOR(1)
-----------------------------------------------------------------------------------------------------------------------------------
June 30, 2001                $   457,654       $   157,497        $   93,368         $  806,683         $  85,112        $   1,197

----------
1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                                CLASS A CONTINGENT       CLASS B CONTINGENT       CLASS C CONTINGENT      CLASS N CONTINGENT
                                    DEFERRED SALES           DEFERRED SALES           DEFERRED SALES          DEFERRED SALES
                                  CHARGES RETAINED         CHARGES RETAINED         CHARGES RETAINED        CHARGES RETAINED
SIX MONTHS ENDED                    BY DISTRIBUTOR           BY DISTRIBUTOR           BY DISTRIBUTOR          BY DISTRIBUTOR
----------------------------------------------------------------------------------------------------------------------------
June 30, 2001                        $      11,383            $     126,423           $        7,070               $      --

        The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.


                            34 OPPENHEIMER BOND FUND

--------------------------------------------------------------------------------

CLASS A SERVICE PLAN FEES. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the six months ended June 30, 2001, payments under the Class A plan totaled $265,523, all of which were paid by the Distributor to recipients, and included $52,609 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------

CLASS B, CLASS C AND CLASS N DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

        The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

        The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the six months ended June 30, 2001, were as follows:

                                                                      DISTRIBUTOR'S          DISTRIBUTOR'S
                                                                          AGGREGATE           UNREIMBURSED
                                                                       UNREIMBURSED          EXPENSES AS %
                        TOTAL PAYMENTS        AMOUNT RETAINED              EXPENSES          OF NET ASSETS
                            UNDER PLAN         BY DISTRIBUTOR            UNDER PLAN               OF CLASS
----------------------------------------------------------------------------------------------------------
Class B Plan               $   477,244           $    383,229         $   3,207,893                  2.94%
Class C Plan                   140,509                 46,085               523,202                   1.62
Class N Plan                        28                     --                    --                     --


                            35 OPPENHEIMER BOND FUND

NOTES TO FINANCIAL STATEMENTS UNAUDITED/CONTINUED
================================================================================

5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

        The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

        The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
================================================================================

6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

        The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.

        Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

        Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts.


                            36 OPPENHEIMER BOND FUND

        Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of June 30, 2001, the Fund had outstanding futures contracts as follows:

                                                                                              UNREALIZED
                                                     NUMBER OF      VALUATION AS OF         APPRECIATION
CONTRACT DESCRIPTION            EXPIRATION DATE      CONTRACTS        JUNE 30, 2001       (DEPRECIATION)
---------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bond                          9/19/01            275       $   27,585,938         $   (469,094)
U.S. Treasury Nts., 10 yr               9/19/01            315           32,449,922             (387,844)
                                                                                            -------------
                                                                                            $   (856,938)
                                                                                            =============

================================================================================

7. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

        The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

        Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

        Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

        The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.


                            37 OPPENHEIMER BOND FUND

NOTES TO FINANCIAL STATEMENTS UNAUDITED/CONTINUED
================================================================================

7. OPTION ACTIVITY Continued

Written option activity for the six months ended June 30, 2001, was as follows:

                                               CALL OPTIONS                           PUT OPTIONS
                         ------------------------------------  ------------------------------------
                                 NUMBER OF        AMOUNT OF            NUMBER OF        AMOUNT OF
                          CONTRACTS (000S)         PREMIUMS     CONTRACTS (000S)         PREMIUMS
---------------------------------------------------------------------------------------------------
Options outstanding
as of December 31, 2000                 --     $         --                   --    $          --
Options written                      2,186          583,633                3,092        1,093,634
Options closed or
expired                             (2,186)        (583,633)              (2,942)      (1,068,603)
Options exercised                       --               --                 (150)         (25,031)
                         --------------------------------------------------------------------------
Options outstanding
as of June 30, 2001                     --     $         --                   --    $          --
                         ==========================================================================

8. ILLIQUID OR RESTRICTED SECURITIES

As of June 30, 2001, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of June 30, 2001, was $32,792,070, which represents 8.94% of the Fund's net assets, of which $4,040,185 is considered restricted. Information concerning restricted securities is as follows:

                                                                          VALUATION           UNREALIZED
                                   ACQUISITION           COST        PER UNIT AS OF         APPRECIATION
SECURITY                                  DATE       PER UNIT         JUNE 30, 2001       (DEPRECIATION)
----------------------------------------------------------------------------------------------------------
BONDS
Simon Property Group LP,
7.375% Unsec. Unsub.
Nts., 1/20/06                          1/11/01          99.72%               100.97%           $  50,296

STOCKS AND WARRANTS
Geotek Communications,
Inc., Series B (Escrowed)               1/4/01     $     4.00           $      3.00                  (25)
Real Time Data Co. Wts.,
Exp. 5/31/04                           6/30/99           0.01                  0.01                   --


                            38 OPPENHEIMER BOND FUND

--------------------------------------------------------------------------------

9. BANK BORROWINGS

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

        The Fund had no borrowings outstanding during the six months ended or at June 30, 2001.


                            39 OPPENHEIMER BOND FUND

SHAREHOLDER MEETING UNAUDITED
================================================================================

On April 6, 2001, a shareholder meeting was held at which all of the nominated Trustees were elected and all proposals were approved by shareholders as described in the Fund's proxy statement for that meeting. The following is a report of the votes cast:

                                                       WITHHELD/            BROKER
NOMINEE                      FOR        AGAINST          ABSTAIN         NON-VOTES                 TOTAL
--------------------------------------------------------------------------------------------------------

PROPOSAL NO. 1

The twelve persons named below to serve as Trustee of the Fund until their successors are elected and shall qualify:

TRUSTEES
William L. Armstrong                17,893,115.537        576,887.297         18,470,002.834
Robert G. Avis                      17,869,306.050        600,696.784         18,470,002.834
George C. Bowen                     18,068,197.926        401,804.908         18,470,002.834
Edward L. Cameron                   17,898,053.930        571,948.904         18,470,002.834
Jon S. Fossel                       17,902,183.700        567,819.134         18,470,002.834
Sam Freedman                        17,896,449.634        573,553.200         18,470,002.834
Raymond J. Kalinowski               17,850,381.342        619,621.492         18,470,002.834
C. Howard Kast                      17,844,460.246        625,542.588         18,470,002.834
Robert M. Kirchner                  17,843,630.510        626,372.324         18,470,002.834
Bridget A. Macaskill                17,914,698.015        555,304.819         18,470,002.834
F. William Marshall                 17,906,632.043        563,370.791         18,470,002.834
James C. Swain                      17,871,620.744        598,382.090         18,470,002.834
--------------------------------------------------------------------------------------------

PROPOSAL NO. 2

Ratification of the selection of Deloitte & Touche LLP as independent auditors for the Fund for the fiscal year beginning January 1, 2001.

        17,958,366.225     126,624.207     385,012.402                     18,470,002.834
------------------------------------------------------------------------------------------

PROPOSAL NO. 3a

Approval to eliminate the Fund's fundamental policy on purchasing securities of issuers in which officers or Trustees of the Fund, its parent Trust or Massachusetts Mutual Life Insurance Company have an interest.

        13,502,290.468   1,856,244.024     806,409.342      2,305,059      18,470,002.834

PROPOSAL NO. 3b

Approval to eliminate the Fund's fundamental policy on making loans to an officer, trustee or employee of the Fund's parent Trust or to any officer, director or employee of Massachusetts Mutual Life Insurance Company or to that company.

        12,427,434.759   2,872,527.481     864,981.594      2,305,059      18,470,002.834

PROPOSAL NO. 3c

Approval to eliminate the Fund's fundamental policy on making short sales.

        13,161,186.190   2,121,262.587     882,495.057      2,305,059      18,470,002.834

PROPOSAL NO. 3d

Approval to amend the Fund's fundamental policy on investing in oil, gas or other mineral leases, rights, royalty contracts or exploration or development programs, real estate or real estate mortgage loans.

        13,666,275.148   1,728,377.646     770,291.040      2,305,059      18,470,002.834
------------------------------------------------------------------------------------------

PROPOSAL NO. 4

Approval of changes to four of the Fund's fundamental investment restrictions to permit the Fund to participate in an inter-fund lending arrangement.

        13,223,080.023   2,055,218.038     886,645.773      2,305,059      18,470,002.834
------------------------------------------------------------------------------------------

PROPOSAL NO. 5

Approval of authorizing the Trustees to adopt an Amended and Restated Declaration of Trust.

        13,665,374.962   1,530,405.415     969,163.457      2,305,059      18,470,002.834


                            40 OPPENHEIMER BOND FUND

OPPENHEIMER BOND FUND

A Series of Oppenheimer
Integrity Funds
-----------------------------------------------------------------------------------------------
OFFICERS AND TRUSTEES           James C. Swain, Trustee, CEO and Chairman of the Board
                                Bridget A. Macaskill, Trustee and President
                                William L. Armstrong, Trustee
                                Robert G. Avis, Trustee
                                George C. Bowen, Trustee
                                Edward L. Cameron, Trustee
                                Jon S. Fossel, Trustee
                                Sam Freedman, Trustee
                                C. Howard Kast, Trustee
                                Robert M. Kirchner, Trustee
                                F. William Marshall, Jr., Trustee
                                David P. Negri, Vice President
                                John S. Kowalik, Vice President
                                Andrew J. Donohue, Vice President and Secretary
                                Brian W. Wixted, Treasurer
                                Robert J. Bishop, Assistant Treasurer
                                Scott T. Farrar, Assistant Treasurer
                                Robert G. Zack, Assistant Secretary
-----------------------------------------------------------------------------------------------
INVESTMENT ADVISOR              OppenheimerFunds, Inc.
-----------------------------------------------------------------------------------------------
DISTRIBUTOR                     OppenheimerFunds Distributor, Inc.
-----------------------------------------------------------------------------------------------
TRANSFER AND SHAREHOLDER        OppenheimerFunds Services
SERVICING AGENT
-----------------------------------------------------------------------------------------------
CUSTODIAN OF                    The Bank of New York
PORTFOLIO SECURITIES
-----------------------------------------------------------------------------------------------
INDEPENDENT AUDITORS            Deloitte & Touche LLP
-----------------------------------------------------------------------------------------------
LEGAL COUNSEL                   Myer, Swanson, Adams & Wolf, P.C.

                                The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                                OPPENHEIMER FUNDS ARE DISTRIBUTED BY OPPENHEIMERFUNDS DISTRIBUTOR, INC.,
                                TWO WORLD TRADE CENTER, NEW YORK, NY 10048-0203

         (C) Copyright 2001 OppenheimerFunds, Inc. All rights reserved.

                            41 OPPENHEIMER BOND FUND

INFORMATION AND SERVICES

As an Oppenheimer fund shareholder, you can benefit from special services designed to make investing simple. Whether it's automatic investment plans, timely market updates, or immediate account access, you can count on us whenever you need assistance.(1) So call us today, or visit our website--we're here to help.

INTERNET
24-hr access to account information and transactions(2)
WWW.OPPENHEIMERFUNDS.COM
--------------------------------------------------------------------------------

GENERAL INFORMATION
Mon-Fri 8am-9pm ET, Sat 10am-4pm ET
1.800.525.7048
--------------------------------------------------------------------------------

TELEPHONE TRANSACTIONS
Mon-Fri 8am-9pm ET, Sat 10am-4pm ET
1.800.852.8457
--------------------------------------------------------------------------------

PHONELINK
24-hr automated information and automated transactions
1.800.533.3310
--------------------------------------------------------------------------------

TELECOMMUNICATIONS DEVICE FOR THE DEAF (TDD)
Mon-Fri 9am-6:30pm ET      1.800.843.4461
--------------------------------------------------------------------------------

OPPENHEIMERFUNDS MARKET HOTLINE
24 hours a day, timely and insightful messages on the
economy and issues that may affect your investments
1.800.835.3104
--------------------------------------------------------------------------------

TRANSFER AND SHAREHOLDER SERVICING AGENT
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270
--------------------------------------------------------------------------------

EDOCS DIRECT
Receive shareholder report and prospectus notifications for
your funds via email. Sign up at WWW.OPPENHEIMERFUNDS.COM.
--------------------------------------------------------------------------------

Ticker Symbols    Class A: OPIGX    Class B: OIGBX    Class C: OPBCX    Class Y: OPBYX

----------
(1.) Automatic investment plans do not assure profit or protect against losses in declining markets.

(2.) At times this website may be inaccessible or its transaction feature may be unavailable.

RS0285.001.0601      August 29, 2001

                                                      [OPPENHEIMERFUNDS(R) LOGO]